SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - Seamless Group Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income tax expense			$ 797,147	$ 507,740
Deferred income tax benefit			(273,666)	(393,958)
Income tax expense benefit	$ 70,529	$ 47,865	$ 523,481	$ 113,782